Debt (tables)	12 Months Ended
Dec. 31, 2016
Debt disclosure
Debt outstanding [Table Text Block]

(at December 31, in millions)	2016	2015
Short-term:
Commercial paper	$100	$100
5.75% Senior notes due December 15, 2017	450	—
6.25% Senior notes due June 20, 2016	—	400
Total short-term debt	550	500

Long-term:
5.75% Senior notes due December 15, 2017	—	450
5.80% Senior notes due May 15, 2018	500	500
5.90% Senior notes due June 2, 2019	500	500
3.90% Senior notes due November 1, 2020	500	500
7.75% Senior notes due April 15, 2026	200	200
7.625% Junior subordinated debentures due December 15, 2027	125	125
6.375% Senior notes due March 15, 2033	500	500
6.75% Senior notes due June 20, 2036	400	400
6.25% Senior notes due June 15, 2037	800	800
5.35% Senior notes due November 1, 2040	750	750
4.60% Senior notes due August 1, 2043	500	500
4.30% Senior notes due August 25, 2045	400	400
8.50% Junior subordinated debentures due December 15, 2045	56	56
3.75% Senior notes dues May 15, 2046	500	—
8.312% Junior subordinated debentures due July 1, 2046	73	73
6.25% Fixed-to-floating rate junior subordinated debentures due March 15, 2067	107	107
Total long-term debt	5,911	5,861
Total debt principal	6,461	6,361
Unamortized fair value adjustment	47	49
Unamortized debt issuance costs	(71)	(66)
Total debt	$6,437	$6,344

Merger-related unamortized fair value adjustments and the related effective interest rate [Table Text Block]

			Unamortized Fair Value Purchase Adjustment at December 31,		Effective Interest Rate
(in millions)	Issue Rate	Maturity Date	2016	2015	to Maturity
Subordinated debentures	7.625%	Dec. 2027	$14	$15	6.147%
	8.500%	Dec. 2045	15	15	6.362%
	8.312%	Jul. 2046	18	19	6.362%
Total			$47	$49